Capital lease obligations (Details) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2018	CAD 31,530
2019	20,696
2020	12,182
2021	4,892
2022	2,192
Subtotal:	71,492
Less: amount representing interest (at rates ranging from 2.75% to 7.51%)	(4,523)
Carrying amount of minimum lease payments	66,969
Less: current portion	(29,136)	CAD (24,062)
Long term portion	CAD 37,833	CAD 37,338
Minimum
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Capital lease interest rate	2.75%
Maximum
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Capital lease interest rate	7.51%